ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET
10.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets consist of the following:

	As of December 31,
	2016	2017
	US$	US$

Trade name/domain name	14,330,156	15,291,990
Non-compete agreements	8,915,286	9,513,676
Online platform	1,204,482	1,285,326
Customer relationship	24,514,105	26,158,110
Total	48,964,029	52,249,102
Less: Accumulated amortization	(12,689,791)	(22,219,546)
Less: Accumulated impairment	-	(19,765,615)
Acquired intangible assets, net	36,274,238	10,263,941

The movement of acquired intangible assets for the years ended December 31, 2016 and 2017 is as follows:

US$

Balance as of January 1, 2016	50,562,945
Amortization	(8,640,885)
Foreign currency translation adjustment	(5,647,822)
Balance as of December 31, 2016	36,274,238

Amortization	(8,359,386)
Foreign currency translation adjustment	2,114,704
Impairment	(19,765,615)
Balance as of December 31, 2017	10,263,941

The amortization expense of acquired intangible assets was $4,885,055, $8,640,885 and $8,359,386 for the years ended December 31, 2015, 2016 and 2017, respectively. Impairment loss of $nil, $nil and $19,765,615 was provided by the Group for the years ended December 31, 2015, 2016 and 2017, respectively.

During the year ended December 31, 2017, the Group provided impairment loss of $4,982,765, $4,100,522 and $10,682,328 for Trade name/domain name, Non-compete agreements and Customer relationship, respectively, to write down the carrying amount to their fair value respectively (Note 18).

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

For the years ending December 31,	US$
2018	1,265,257
2019	1,265,257
2020	1,119,068
2021	1,007,485
2022	1,007,485
5,664,552